AQR International Multi-Style Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Daily TR Net World Ex USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
I
Prospectus [Line Items]
Average Annual Return, Percent	42.87%	12.03%	8.72%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.20%	10.95%	7.96%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.31%	9.51%	7.05%
N
Prospectus [Line Items]
Average Annual Return, Percent	42.49%	11.75%	8.44%
R6
Prospectus [Line Items]
Average Annual Return, Percent	43.02%	12.15%	8.82%